SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets	$ 75,640	$ 75,903
Israel [Member]
Long-Lived Assets	35,465	48,452
Europe [Member]
Long-Lived Assets	8,314	2,171
United States [Member]
Long-Lived Assets	23,287	15,459
Japan [Member]
Long-Lived Assets	5,180	6,164
Others [Member]
Long-Lived Assets	$ 3,395	$ 3,657